Consolidated Statements of Comprehensive Loss (Parenthetical)	Jun. 01, 2026	May 11, 2026	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024
IfrsStatementLineItems [Line Items]
Description of reverse stock splits	1-for-2.285	1-for-20	1:4.8828125	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Description of reverse stock splits	1-for-2.285	1-for-20	1:4.8828125	1-for-8,	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75